Document and Entity Information	Nov. 12, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001772177
Document Type	8-K
Document Period End Date	Nov. 12, 2024
Entity Registrant Name	KURA SUSHI USA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39012
Entity Tax Identification Number	26-3808434
Entity Address, Address Line One	17461 Derian Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	(657)
Local Phone Number	333-4100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	KRUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false